Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 192,345	£ 161,343
Liabilities carry amount	(112,910)	(91,472)
Derivatives [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	72,732	64,061
Liabilities carry amount	(72,732)	(64,061)
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	58,398	35,562
Liabilities carry amount	(39,044)	(22,981)
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	59,824	53,099
Liabilities carry amount	0	0
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	1,391	8,621
Liabilities carry amount	£ (1,134)	£ (4,430)